Issuance of ordinary shares	12 Months Ended
Dec. 31, 2014
Issuance of ordinary shares
Issuance of ordinary shares

(14)Issuance of ordinary shares

On April 25, 2014, the Company completed a public offering of 25 million American Depositary Shares (each, an “ADS”), each representing one ordinary share (US$ 0.01 par value per share) of the Company, at a price of US$3.5 per ADS. The offering resulted in net proceeds of RMB 517,272 (US$83,369), after deducting the placement fees and offering expenses of RMB 21,716 (US$3,500).